Agreements (Details)		1 Months Ended	12 Months Ended
	May 01, 2022	Jul. 31, 2023 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Agreement [Line Items]
Percentage of transaction amount	7.00%
Compensation amount (in Euro) | €		€ 275,000
Other expense			$ 9,613
Amounts expensed			$ 277,364	$ 413,532
Agreement, term			12 months
Termination term			60 days
Bottom of range [member]
Agreement [Line Items]
Compensation amount (in Euro) | €		625,000
Top of range [member]
Agreement [Line Items]
Compensation amount (in Euro) | €		€ 675,000
Neosperience Agreement [Member]
Agreement [Line Items]
Other expense			$ 690,896
Payments for covering expenses			301,617
Cash paid for neosperience service			389,279
Skyline Agreement [Member]
Agreement [Line Items]
Operating expense			$ 78,503	$ 24,903
Non-Accountable Expense Allowance [Member]
Agreement [Line Items]
Percentage of transaction amount	1.00%
Warrants [Member]
Agreement [Line Items]
Percentage of transaction amount	7.00%